SEGMENT INFORMATION - Assets by Segment (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total assets	$ 48,329	$ 27,318
Business services
Disclosure of operating segments [line items]
Total assets	12,114	7,613
Infrastructure Services
Disclosure of operating segments [line items]
Total assets	10,813	11,640
Industrials
Disclosure of operating segments [line items]
Total assets	24,006	7,650
Corporate and Other
Disclosure of operating segments [line items]
Total assets	$ 1,396	$ 415